Share-Based Compensation (Details 3)	12 Months Ended
Dec. 31, 2018 $ / shares shares
Number of options outstanding	1,801,418
No. of options exercisable	1,026,642
Exercise Price One [Member] | Option [Member]
Number of options outstanding	533
Remaining contractual Life (in years)	9 months 18 days
No. of options exercisable	533
Exercise price | $ / shares	$ 1.86
Exercise Price Two [Member] | Option [Member]
Number of options outstanding	736,034
Remaining contractual Life (in years)	6 years
No. of options exercisable	668,382
Exercise price | $ / shares	$ 2.69
Exercise Price Three [Member] | Option [Member]
Number of options outstanding	35,895
Remaining contractual Life (in years)	1 year 6 months
No. of options exercisable	35,895
Exercise price | $ / shares	$ 2.69
Exercise Price Four [Member] | Option [Member]
Number of options outstanding	7,310
Remaining contractual Life (in years)	7 years 2 months 12 days
No. of options exercisable	3,655
Exercise price | $ / shares	$ 2.69
Exercise Price Five [Member] | Option [Member]
Number of options outstanding	137,814
Remaining contractual Life (in years)	8 years 2 months 12 days
No. of options exercisable	132,440
Exercise price | $ / shares	$ 2.69
Exercise Price Six [Member] | Option [Member]
Number of options outstanding	16,622
Remaining contractual Life (in years)	9 years
No. of options exercisable	16,622
Exercise price | $ / shares	$ 2.69
Exercise Price Seven [Member] | Option [Member]
Number of options outstanding	561,966
Remaining contractual Life (in years)	9 years
No. of options exercisable	169,115
Exercise price | $ / shares	$ 6.22
Exercise Price Eight [Member] | Option [Member]
Number of options outstanding	73,504
Remaining contractual Life (in years)	9 years 1 month 6 days
No. of options exercisable
Exercise price | $ / shares	$ 6.22
Exercise Price Nine [Member] | Option [Member]
Number of options outstanding	5,319
Remaining contractual Life (in years)	9 years 7 months 6 days
No. of options exercisable
Exercise price | $ / shares	$ 6.22
Exercise Price Ten [Member] | Option [Member]
Number of options outstanding	3,147
Remaining contractual Life (in years)	9 years 8 months 12 days
No. of options exercisable
Exercise price | $ / shares	$ 6.22
Exercise Price Eleven [Member] | Option [Member]
Number of options outstanding	108,928
Remaining contractual Life (in years)	9 years 9 months 18 days
No. of options exercisable
Exercise price | $ / shares	$ 6.22
Exercise Price Twelve [Member] | Option [Member]
Number of options outstanding	49,867
Remaining contractual Life (in years)	9 years 9 months 18 days
No. of options exercisable
Exercise price | $ / shares	$ 2.69
Exercise Price Thirteen [Member] | Option [Member]
Number of options outstanding	2,421
Remaining contractual Life (in years)	9 years 10 months 25 days
No. of options exercisable
Exercise price | $ / shares	$ 10.12
Exercise Price Fourteen [Member] | Option [Member]
Number of options outstanding	14,185
Remaining contractual Life (in years)	9 years 10 months 25 days
No. of options exercisable
Exercise price | $ / shares	$ 6.22